Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000072749 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072749 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072749 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000072749 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072749 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072749 | T. Rowe Price Institutional Floating Rate Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072749 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072749 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072749 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072749 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072749 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000072749 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000072749 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000072749 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000072749 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072749 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072749 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072749 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072749 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000072750 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072750 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072750 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000072750 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072750 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072750 | T. Rowe Price Institutional Floating Rate Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072750 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072750 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072750 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072750 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072750 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000072750 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000072750 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000072750 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000072750 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072750 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072750 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072750 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072750 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169957 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169957 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169957 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169957 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169957 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169957 | T. Rowe Price Institutional Floating Rate Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169957 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169957 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169957 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169957 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169957 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000169957 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000169957 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000169957 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000169957 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169957 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169957 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169957 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169957 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%